Huber Select Large Cap Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	11,593	$5,648,921

Automotive - 0.5%
Goodyear Tire & Rubber Co. (a)	190,000	1,685,300

Banking - 18.6%
Bank of America Corp.	327,546	15,165,380
Citigroup, Inc.	224,268	18,262,143
First Citizens BancShares, Inc. - Class A	1,800	3,968,442
First Horizon Corp.	417,126	9,130,888
JPMorgan Chase & Co.	18,233	4,873,681
Regions Financial Corp.	288,500	7,108,640
Truist Financial Corp.	164,700	7,843,014
		66,352,188

Beverages - 1.2%
Anheuser-Busch InBev SA/NV - ADR	85,800	4,219,644

Biotech & Pharmaceuticals - 9.3%
Eli Lilly & Co.	20,437	16,576,042
Merck & Co., Inc.	34,193	3,378,952
Pfizer, Inc.	504,530	13,380,136
		33,335,130

Chemicals - 2.0%
Innospec, Inc.	22,452	2,544,934
Olin Corp.	156,994	4,598,355
		7,143,289

Consumer Services - 5.1%
Upbound Group, Inc.	620,490	18,205,177

Cosmetics/Personal Care - 1.0%
Kenvue, Inc.	173,400	3,691,686

Electric Utilities - 0.8%
Constellation Energy Corp.	9,077	2,722,918

Electrical Equipment - 0.1%
TE Connectivity PLC	3,357	496,735

Food - 0.2%
Tyson Foods, Inc. - Class A	11,458	647,262

Gas & Water Utilities - 1.0%
National Fuel Gas Co.	48,900	3,424,467

Home Construction - 0.2%
Lennar Corp. - Class B	5,560	699,392

Industrial Support Services - 1.3%
United Rentals, Inc.	6,400	4,851,584

Insurance - 1.1%
CNO Financial Group, Inc.	100,821	4,026,791

Internet Media & Services - 1.9%
Lyft, Inc. - Class A (a)	490,200	6,637,308

Oil & Gas Producers - 12.3%
BP PLC - ADR	432,700	13,439,662
Cheniere Energy, Inc.	26,400	5,904,360
Golar LNG Ltd.	164,685	6,710,914
New Fortress Energy, Inc.	683,909	10,258,635
Shell PLC - ADR	106,700	7,026,195
W&T Offshore, Inc.	414,114	646,018
		43,985,784

Retail - Discretionary - 0.6%
Home Depot, Inc.	5,398	2,223,868

Software - 7.1%
Microsoft Corp.	30,928	12,836,976
Oracle Corp.	74,300	12,635,458
		25,472,434

Specialty Finance - 1.9%
Enova International, Inc. (a)	60,709	6,818,835

Technology Services - 7.9%
KBR, Inc.	298,877	16,264,886
Mastercard, Inc. - Class A	14,859	8,253,135
Science Applications International Corp.	34,832	3,771,609
		28,289,630

Telecommunications - 3.8%
AT&T, Inc.	570,380	13,535,117

Tobacco & Cannabis - 4.1%
Philip Morris International, Inc.	112,259	14,616,122

Transportation & Logistics - 3.4%
FedEx Corp.	45,400	12,025,098

Transportation Equipment - 2.6%
General Motors Co.	185,300	9,164,938
TOTAL COMMON STOCKS (Cost $228,027,504)		319,919,618

REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)	Shares	Value
Home Builders - 0.0%(b)
Millrose Properties, Inc. (a)(c)	2,780	37,363
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,969)		37,363

SHORT-TERM INVESTMENTS - 10.1%	Shares	Value
Money Market Funds - 10.1%
First American Government Obligations Fund - Class X, 4.29% (d)	17,957,000	17,957,000
First American Treasury Obligations Fund - Class X, 4.28% (d)	17,957,000	17,957,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,914,000)		35,914,000

TOTAL INVESTMENTS - 99.7% (Cost $263,944,473)		355,870,981
Other Assets in Excess of Liabilities - 0.3%		1,063,863
TOTAL NET ASSETS - 100.0%		$356,934,844
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company
SA/NV – Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,363 or 0.0% of net assets as of January 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Huber Select Large Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$319,919,618	$–	$–	$319,919,618
Real Estate Investment Trusts	–	–	37,363	37,363
Money Market Funds	35,914,000	–	–	35,914,000
Total Investments	$355,833,618	$–	$37,363	$355,870,981

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.